Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Disclosure of income tax expense

	Six months	Six months
	ended	ended
	June	June
	2026	2025
		Revised (1)
US Dollar millions	Unaudited	Unaudited

Current taxation (1)
Current year (1)	941	430
Prior year over provision	(12)	(9)
	929	421

Deferred taxation
Current year	21	5
Change in estimate	1	—
Prior year under provision	—	1
Change in corporate tax rate (2)	4	—
	26	6
	955	427
(1)Refer to revision note 1.2.
(2)The change in the corporate tax rate is due to various concession agreements expiring at a future date resulting in tax rates changing from concession rate to statutory rate.